Quarterly Report
March 31, 2024
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 103.1%
Aerospace & Defense – 3.6%
Honeywell International, Inc.	5,159	$1,058,885
MTU Aero Engines Holding AG	981	248,924
Rolls-Royce Holdings PLC (a)	95,620	514,971
		$1,822,780
Airlines – 1.0%
Aena SME S.A.	2,623	$516,301
Alcoholic Beverages – 5.5%
Carlsberg A.S., “B”	2,182	$298,962
Diageo PLC	27,730	1,023,908
Heineken N.V.	8,453	814,738
Pernod Ricard S.A.	4,134	668,772
		$2,806,380
Apparel Manufacturers – 4.7%
Burberry Group PLC	18,727	$286,708
Compagnie Financiere Richemont S.A.	6,066	924,849
LVMH Moet Hennessy Louis Vuitton SE	1,309	1,177,363
		$2,388,920
Automotive – 0.6%
Aptiv PLC (a)	4,011	$319,476
Broadcasting – 2.2%
Omnicom Group, Inc.	1,593	$154,139
Walt Disney Co.	5,899	721,802
WPP Group PLC	28,203	268,254
		$1,144,195
Brokerage & Asset Managers – 3.7%
Charles Schwab Corp.	16,248	$1,175,380
Deutsche Boerse AG	1,383	282,967
London Stock Exchange Group PLC	3,582	429,045
		$1,887,392
Business Services – 8.7%
Accenture PLC, “A”	2,009	$696,340
Brenntag AG	2,876	242,264
Cognizant Technology Solutions Corp., “A”	4,962	363,665
Compass Group PLC	10,773	315,862
Equifax, Inc.	1,308	349,916
Experian PLC	12,963	565,117
Fidelity National Information Services, Inc.	6,611	490,404
Fiserv, Inc. (a)	3,750	599,325
Intertek Group PLC	5,622	353,726
TransUnion	5,640	450,072
		$4,426,691
Cable TV – 2.3%
Comcast Corp., “A”	26,499	$1,148,732
Chemicals – 1.0%
PPG Industries, Inc.	3,658	$530,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 5.2%
Check Point Software Technologies Ltd. (a)	4,058	$665,553
Microsoft Corp.	2,148	903,706
Oracle Corp.	8,403	1,055,501
		$2,624,760
Computer Software - Systems – 3.1%
Amadeus IT Group S.A.	7,015	$449,850
Cap Gemini S.A.	2,245	516,616
Samsung Electronics Co. Ltd.	9,752	596,891
		$1,563,357
Construction – 0.6%
Otis Worldwide Corp.	3,280	$325,606
Consumer Products – 3.3%
Essity AB (l)	23,244	$552,002
International Flavors & Fragrances, Inc.	7,561	650,170
Reckitt Benckiser Group PLC	8,180	465,836
		$1,668,008
Electrical Equipment – 5.1%
Amphenol Corp., “A”	4,122	$475,473
Legrand S.A.	6,427	681,035
Schneider Electric SE	6,336	1,433,082
		$2,589,590
Electronics – 1.2%
Hoya Corp.	2,700	$334,245
Microchip Technology, Inc.	3,371	302,412
		$636,657
Food & Beverages – 1.8%
Nestle S.A.	8,743	$928,250
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	1,611	$406,471
Whitbread PLC	5,363	224,322
		$630,793
Insurance – 3.6%
Aon PLC	2,066	$689,466
Willis Towers Watson PLC	4,129	1,135,475
		$1,824,941
Internet – 3.0%
Alphabet, Inc., “A” (a)	7,578	$1,143,747
eBay, Inc.	6,842	361,121
		$1,504,868
Machinery & Tools – 1.3%
Carrier Global Corp.	2,712	$157,648
Kubota Corp.	32,300	508,675
		$666,323

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.6%
Erste Group Bank AG	7,000	$311,896
Goldman Sachs Group, Inc.	2,390	998,279
UBS Group AG	33,289	1,023,936
		$2,334,111
Medical Equipment – 14.5%
Abbott Laboratories	5,963	$677,754
Becton, Dickinson and Co.	2,998	741,855
Boston Scientific Corp. (a)	11,483	786,471
Cooper Companies, Inc.	4,906	497,763
EssilorLuxottica	1,090	246,596
Medtronic PLC	14,402	1,255,134
Olympus Corp.	37,000	540,775
Sonova Holding AG	951	275,330
Stryker Corp.	876	313,494
Thermo Fisher Scientific, Inc.	2,309	1,342,014
Waters Corp. (a)	2,138	735,964
		$7,413,150
Other Banks & Diversified Financials – 5.4%
American Express Co.	3,550	$808,299
Grupo Financiero Banorte S.A. de C.V.	16,985	180,194
Julius Baer Group Ltd.	3,386	195,535
Visa, Inc., “A”	5,559	1,551,406
		$2,735,434
Pharmaceuticals – 3.6%
Merck KGaA	4,904	$865,555
Roche Holding AG	3,841	978,298
		$1,843,853
Railroad & Shipping – 5.1%
Canadian National Railway Co.	6,521	$858,881
Canadian Pacific Kansas City Ltd.	12,131	1,069,590
Union Pacific Corp.	2,646	650,731
		$2,579,202
Specialty Chemicals – 4.9%
Air Liquide S.A.	2,653	$551,944
Air Products & Chemicals, Inc.	1,779	430,998
Akzo Nobel N.V.	5,251	391,908
Linde PLC	2,469	1,146,406
		$2,521,256
Specialty Stores – 0.5%
Hermes International	109	$278,229
Telecommunications - Wireless – 1.0%
Cellnex Telecom S.A.	14,651	$517,970
Trucking – 0.8%
United Parcel Service, Inc., “B”	2,590	$384,952
Total Common Stocks		$52,562,221

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.38% (v)	300,524	$300,585

Other Assets, Less Liabilities – (3.7)%		(1,907,893)
Net Assets – 100.0%		$50,954,913
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $300,585 and $52,562,221, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$27,986,496	$—	$—	$27,986,496
France	5,553,637	—	—	5,553,637
United Kingdom	4,447,749	—	—	4,447,749
Switzerland	4,326,198	—	—	4,326,198
Canada	1,928,471	—	—	1,928,471
Germany	1,639,710	—	—	1,639,710
Spain	1,484,121	—	—	1,484,121
Japan	1,383,695	—	—	1,383,695
Netherlands	1,206,646	—	—	1,206,646
Other Countries	2,306,536	298,962	—	2,605,498
Mutual Funds	300,585	—	—	300,585
Total	$52,563,844	$298,962	$—	$52,862,806
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2024, the value of securities loaned was $496,957. These loans were collateralized by U.S. Treasury Obligations (held by the custodian) of $527,240.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,736	$3,124,411	$2,825,623	$24	$37	$300,585
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,865	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
United States	53.6%
France	10.5%
United Kingdom	8.4%
Switzerland	8.2%
Canada	3.6%
Germany	3.1%
Spain	2.8%
Japan	2.6%
Netherlands	2.3%
Other Countries	4.9%